Business Segments (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues - Services and fees:
Total Revenues - Services and fees	$ 667,069	$ 460,493	$ 392,080
Revenues - Sale of goods
Total Revenues - Sale of Goods	29,135	7,935	638
Total Revenues:
Total Revenues	902,721	652,112	422,991
North America [Member]
Revenues - Services and fees:
Total Revenues - Services and fees	641,127	460,374	390,732
Trading income (losses) and fair value adjustments on loans
Trading income (losses) and fair value adjustments on loans	104,018	106,463	(8,004)
Revenues - Sale of goods
Total Revenues - Sale of Goods	6,788	7,935	638
Revenues - Interest income - Loans and securities lending:
Revenues - Interest income - Loans and securities lending	102,499	77,221	38,277
Total Revenues:
Total Revenues	854,432	651,993	421,643
Australia [Member]
Revenues - Services and fees:
Total Revenues - Services and fees	664	58	19
Total Revenues:
Total Revenues	664	58	19
Europe [Member]
Revenues - Services and fees:
Total Revenues - Services and fees	25,278	61	1,329
Revenues - Sale of goods
Total Revenues - Sale of Goods	22,347
Total Revenues:
Total Revenues	$ 47,625	$ 61	$ 1,329